Receivables	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
RECEIVABLES	RECEIVABLES
Premiums receivable
The following table provides the balance of premiums receivable, net of allowance for expected credit losses, at December 31, 2024 and 2023:

(Expressed in thousands of U.S. Dollars)	December 31, 2024	December 31, 2023

Premiums receivable	$268,806	$256,519
Less: Allowance for expected credit losses	(12,756)	(11,302)
	$256,050	$245,217
As at December 31, 2024, $10,508 thousand (December 31, 2023: $11,748 thousand) of the total premiums receivable balance has been due for settlement for more than one year. The Company assesses the recoverability of premium receivables through a review of policies and the concentration of receivables by region.
The movement in the allowance for expected credit losses for the years ended December 31, 2024 and 2023 is as follows:

(Expressed in thousands of U.S. Dollars)	December 31, 2024	December 31, 2023

Opening balance	$11,302	$9,085
Change in allowance for expected credit losses	1,454	2,372
Write-offs	—	(155)
Ending balance	$12,756	$11,302
Reinsurance recoverables
The Group’s placement of reinsurance is diversified such that it is neither dependent on a single reinsurer nor are the operations of the Group substantially dependent upon any single reinsurance contract. Amounts recoverable from reinsurers are estimated in a manner consistent with the outstanding claims provision and are in accordance with the reinsurance contracts. Although the Group has reinsurance arrangements, it is not relieved of its direct obligations to its policyholders and thus a credit exposure exists with respect to ceded insurance, to the extent that any reinsurer is unable to meet its obligations assumed under such reinsurance agreements. Credit risk exists with reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. Allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from its exposure to individual reinsurers.
The following table provides the balance of reinsurance recoverables, net of allowance for expected credit losses, at December 31, 2024 and 2023:

(Expressed in thousands of U.S. Dollars)	December 31, 2024	December 31, 2023

Reinsurance recoverables on unpaid losses	$213,990	$212,610
Less: Allowance for expected credit losses	(327)	(361)
	213,663	212,249

Reinsurance recoverables on paid losses	12,592	14,507
Less: Allowance for expected credit losses	(558)	(3,673)
	12,034	10,834
	$225,697	$223,083

% due from carriers rated “A-” or higher by major rating agencies	92%	76%
% due from all other rated carriers	8%	24%
% due from all other carriers with no rating by major rating agencies	-	-
Largest balance due from any one carrier as a % of total shareholders’ equity	7%	8%
The movement in the allowance for expected credit losses for the years ended December 31, 2024 and 2023 is as follows:

(Expressed in thousands of U.S. Dollars)	December 31, 2024	December 31, 2023

Opening balance	$4,034	$3,954
Change in allowance for expected credit losses	28	80
Write off	(3,177)	—
Ending balance	$885	$4,034